Sales - Summary of Sales (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Sales of goods		₩ 69,184,469	₩ 58,800,977	₩ 56,685,109
Sales related to rendering of services		714,602	456,400	429,350
Sales related to construction services		646,953	754,998	812,175
Total revenue from external customers (Notes 2,4, 35, 45, 47)		70,546,024	60,012,375	57,926,634
Domestic
Disclosure of performance obligations [line items]
Sales of goods		68,578,390	58,359,774	56,381,405
Sales related to rendering of services		370,799	252,216	223,075
Sales related to construction services		193,541	159,262	170,895
Total revenue from external customers (Notes 2,4, 35, 45, 47)		69,142,730	58,771,252	56,775,375
Domestic | Electricity
Disclosure of performance obligations [line items]
Sales of goods		66,198,964	57,308,555	55,731,782
Domestic | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		489,629	232,738	198,715
Domestic | Others
Disclosure of performance obligations [line items]
Sales of goods		1,889,797	818,481	450,908
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 2,4, 35, 45, 47)		68,578,390	58,359,774	56,381,405
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 2,4, 35, 45, 47)		564,340	411,478	393,970
Overseas
Disclosure of performance obligations [line items]
Sales of goods		606,079	441,203	303,704
Sales related to rendering of services		343,803	204,184	206,275
Sales related to construction services		453,412	595,736	641,280
Total revenue from external customers (Notes 2,4, 35, 45, 47)	[1]	1,403,294	1,241,123	1,151,259
Overseas | Electricity
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Heat Supply
Disclosure of performance obligations [line items]
Sales of goods		0	0	0
Overseas | Others
Disclosure of performance obligations [line items]
Sales of goods		606,079	441,203	303,704
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 2,4, 35, 45, 47)		606,079	441,203	303,704
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [line items]
Total revenue from external customers (Notes 2,4, 35, 45, 47)		₩ 797,215	₩ 799,920	₩ 847,555

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current
assets. Since the overseas revenue or
non-current
assets attributable to particular countries are not material, they are not disclosed individually.